Shareholder Report, Line Graph (Details) - USD ($)				4 Months Ended	6 Months Ended	12 Months Ended		16 Months Ended	18 Months Ended	24 Months Ended	28 Months Ended	30 Months Ended	36 Months Ended	40 Months Ended	42 Months Ended	48 Months Ended	52 Months Ended	54 Months Ended	60 Months Ended	64 Months Ended	66 Months Ended	72 Months Ended	76 Months Ended	78 Months Ended	84 Months Ended	88 Months Ended	90 Months Ended	96 Months Ended	100 Months Ended	102 Months Ended	108 Months Ended	120 Months Ended
	Apr. 07, 2017	Jan. 27, 2017	Jul. 31, 2015	Jul. 31, 2017	Jul. 31, 2017	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2018	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2020	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2021	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2022	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025
The Tax-Exempt Fund of California® - Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						The Tax-Exempt Fund of California — Class A (with sales charge)
Accumulated Value			$ 9,623				$ 10,263			$ 10,241			$ 10,422			$ 11,124			$ 11,584			$ 12,038			$ 11,127			$ 11,181			$ 11,795	$ 11,697
The Tax-Exempt Fund of California® - Class C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						The Tax-Exempt Fund of California — Class C (with sales charge)
Accumulated Value			10,000				10,581			10,476			10,577			11,201			11,578			11,942			10,955			10,926			11,526	11,431
The Tax-Exempt Fund of California® - Class T [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						The Tax-Exempt Fund of California — Class T (with sales charge)
Accumulated Value	$ 9,748			$ 9,966				$ 10,163			$ 10,870			$ 11,346			$ 11,819			$ 10,950			$ 11,033			$ 11,672			$ 11,608
The Tax-Exempt Fund of California® - Class F-1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						The Tax-Exempt Fund of California — Class F-1
Accumulated Value			10,000				10,652			10,615			10,789			11,501			11,966			12,423			11,471			11,517			12,138	12,026
The Tax-Exempt Fund of California® - Class F-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						The Tax-Exempt Fund of California — Class F-2
Accumulated Value			10,000				10,679			10,668			10,870			11,619			12,121			12,618			11,683			11,762			12,431	12,349
The Tax-Exempt Fund of California® - Class F-3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						The Tax-Exempt Fund of California — Class F-3
Accumulated Value		$ 10,000			$ 10,379				$ 10,587			$ 11,326			$ 11,827			$ 12,323			$ 11,421			$ 11,508			$ 12,174			$ 12,107
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,000	10,000	10,234	10,391		10,694	10,336	10,494	10,722	11,091	11,261	10,828	11,685	11,865	11,619	12,070	12,255	12,242	11,234	11,406	12,645	11,338	11,512	11,769	11,762	11,943	11,878	11,762	11,942	12,323	12,322
Bloomberg California Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg California Municipal Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,249	$ 10,393		$ 10,695	$ 10,367	$ 10,513	$ 10,702	$ 11,098	$ 11,255	$ 10,826	$ 11,737	$ 11,902	$ 11,590	$ 12,029	$ 12,199	$ 12,256	$ 11,213	$ 11,372	$ 12,562	$ 11,331	$ 11,491	$ 11,710	$ 11,734	$ 11,899	$ 11,833	$ 11,737	$ 11,903	$ 12,253	$ 12,257